Schedule H, Line 4a - Schedule of Delinquent Participant Contribution (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Contributions not corrected		$ 0
Contributions corrected outside VFCP	$ 4,778	4,778
Contributions pending correction in VFCP		0
Total fully corrected under VFCP and PTE 2002-51		$ 0
Late remittance amount	$ 4,778